Note 1 - Nature of Operations (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss attributable to Parent	$ (3,390,965)	$ (8,084,646)	$ (13,747,480)
Accumulated deficit	(97,096,550)	(93,705,585)
Working capital deficiency	$ (8,221,657)	$ (5,965,627)